Discontinued Operations (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties	¥ 1,980	¥ 5,919	¥ 3,900	¥ 11,185